Subsequent Events (Details)	Mar. 11, 2022 shares
Minimum
Subsequent Event [Line Items]
Increasing the number of authorized shares of the Company's common stock	1,000,000,000
Maximum
Subsequent Event [Line Items]
Increasing the number of authorized shares of the Company's common stock	1,400,000,000